Benefit Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
2024	$ 342
2025	348
2026	364
2027	383
2028	402
2029-2033	2,321
Nonqualified Plans
Defined Benefit Plan Disclosure [Line Items]
2024	31
2025	37
2026	34
2027	35
2028	36
2029-2033	$ 203